Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)1
Communication Services (7.6%)
* Alphabet Inc. Class A	726,937	1,041,541
* Alphabet Inc. Class C	348,665	500,066
* Facebook Inc.	1,538,962	310,732
Verizon Communications Inc.	4,610,310	274,037
Walt Disney Co.	1,834,135	253,679
* Electronic Arts Inc.	1,763,775	190,347
Vodafone Group plc ADR	9,458,932	185,490
Comcast Corp.	4,172,213	180,198
* Discovery Communications Inc.	6,435,198	178,705
Twitter Inc.	4,540,000	147,459
News Corp.	9,724,810	132,452
ViacomCBS Inc. Class B	2,019,379	68,921
Interpublic Group of Cos. Inc.	2,230,783	50,639
Omnicom Group Inc.	621,379	46,796
		3,561,062
Consumer Discretionary (8.1%)
McDonald's Corp.	2,722,130	582,454
Lowe's Cos. Inc.	3,959,300	460,229
Lennar Corp. Class A	6,624,659	439,612
Home Depot Inc.	1,488,870	339,611
General Motors Co.	8,222,424	274,547
DR Horton Inc.	4,602,210	272,451
Ross Stores Inc.	2,128,473	238,793
Sony Corp.	3,375,000	236,857
Dollar General Corp.	1,417,076	217,394
Aptiv plc	2,251,629	190,916
Magna International Inc.	2,855,732	144,757
Alibaba Group Holding Ltd. ADR	588,145	121,505
Goodyear Tire & Rubber Co.	5,528,396	72,588
* Adient plc	2,584,243	66,441
Genuine Parts Co.	658,142	61,582
Harley-Davidson Inc.	1,618,673	54,064
Lennar Corp.	47,457	2,492
		3,776,293
Consumer Staples (6.2%)
Coca-Cola Co.	16,897,357	986,806
Procter & Gamble Co.	3,961,033	493,624
Mondelez International Inc.	5,579,953	320,178
Kimberly-Clark Corp.	1,554,614	222,683
PepsiCo Inc.	1,490,145	211,630
Tyson Foods Inc.	2,404,064	198,648
Unilever NV	3,017,301	175,848
Unilever plc ADR	2,445,698	146,179
Nestle SA	1,206,400	133,057
		2,888,653
Energy (6.6%)
Halliburton Co.	17,107,222	373,109
ConocoPhillips	5,393,144	320,515

Chevron Corp.	2,768,372	296,603
Suncor Energy Inc.	8,952,332	273,852
BP plc ADR	6,861,018	247,889
Phillips 66	1,990,000	181,826
Apache Corp.	6,190,277	169,861
National Oilwell Varco Inc.	7,865,788	162,114
Hess Corp.	2,771,167	156,765
Marathon Oil Corp.	13,640,287	155,090
Cabot Oil & Gas Corp.	10,471,000	147,536
Royal Dutch Shell plc	2,823,812	147,262
EOG Resources Inc.	1,542,997	112,500
Murphy Oil Corp.	5,331,273	111,743
Pioneer Natural Resources Co.	820,000	110,700
Marathon Petroleum Corp.	1,443,289	78,659
Kosmos Energy Ltd.	6,793,795	34,716
		3,080,740
Financials (17.2%)
Bank of America Corp.	38,395,735	1,260,532
Wells Fargo & Co.	16,461,093	772,684
Intercontinental Exchange Inc.	6,538,714	652,171
Citigroup Inc.	7,006,173	521,329
American International Group Inc.	8,756,756	440,115
JPMorgan Chase & Co.	2,989,701	395,717
Capital One Financial Corp.	3,487,243	348,027
Goldman Sachs Group Inc.	1,296,349	308,207
Aon plc	1,395,313	307,318
Commerce Bancshares Inc.	3,664,736	247,956
Fifth Third Bancorp	8,445,439	240,273
Ameriprise Financial Inc.	1,330,000	219,995
PNC Financial Services Group Inc.	1,357,039	201,588
Chubb Ltd.	1,121,000	170,381
Citizens Financial Group Inc.	4,068,251	151,664
BNP Paribas SA	2,844,400	150,946
Travelers Cos. Inc.	1,120,192	147,440
Truist Financial Corp.	2,717,868	140,160
Discover Financial Services	1,675,678	125,894
Equitable Holdings Inc.	5,114,540	122,851
Morgan Stanley	2,129,316	111,278
Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	102,476
Cullen/Frost Bankers Inc.	1,132,000	100,929
E*TRADE Financial Corp.	2,217,089	94,492
Bank of New York Mellon Corp.	2,041,034	91,398
Barclays plc	36,008,864	79,520
China Construction Bank Corp.	100,358,000	76,025
State Street Corp.	974,788	73,723
BOK Financial Corp.	907,572	71,607
Industrial & Commercial Bank of China Ltd.	85,990,000	57,078
Royal Bank of Scotland Group plc	19,118,400	54,760
Synchrony Financial	1,590,121	51,536
CIT Group Inc.	1,001,610	45,784
Sumitomo Mitsui Financial Group Inc.	1,227,100	43,144
Banco de Sabadell SA	37,150,674	33,475
East West Bancorp Inc.	678,914	31,121
Navient Corp.	1,813,176	26,073
		8,069,667
Health Care (14.9%)
Medtronic plc	11,963,857	1,381,108

Johnson & Johnson	4,402,325	655,374
Danaher Corp.	3,869,871	622,546
* Pfizer Inc.	16,266,431	605,762
Anthem Inc.	1,967,941	522,055
UnitedHealth Group Inc.	1,372,450	373,924
Cigna Corp.	1,680,373	323,270
Amgen Inc.	1,116,000	241,112
Gilead Sciences Inc.	3,413,982	215,764
Roche Holding AG	607,800	203,898
Thermo Fisher Scientific Inc.	631,379	197,742
Humana Inc.	570,653	191,876
Novartis AG	1,947,000	184,011
* Laboratory Corp. of America Holdings	1,031,137	180,861
Zoetis Inc.	1,297,969	174,200
Alcon Inc.	2,731,000	160,965
GlaxoSmithKline plc ADR	3,345,694	156,579
CVS Health Corp.	1,893,896	128,444
Sanofi ADR	1,546,991	74,673
IQVIA Holdings Inc.	429,775	66,723
Centene Corp.	1,031,588	64,794
Zimmer Biomet Holdings Inc.	389,408	57,594
* Biogen Inc.	205,811	55,332
AbbVie Inc.	671,167	54,378
HCA Healthcare Inc.	368,036	51,083
Merck & Co. Inc.	555,229	47,439
		6,991,507
Industrials (9.9%)
Raytheon Co.	2,720,222	601,006
Honeywell International Inc.	3,001,450	519,911
General Electric Co.	39,734,584	494,696
Caterpillar Inc.	3,616,156	474,982
Norfolk Southern Corp.	1,422,920	296,266
Allegion plc	1,836,000	237,431
Parker-Hannifin Corp.	1,059,000	207,236
Cummins Inc.	1,276,872	204,261
Johnson Controls International plc	4,913,251	193,828
Boeing Co.	580,723	184,827
CNH Industrial NV	19,251,499	181,349
General Dynamics Corp.	1,018,000	178,598
Oshkosh Corp.	2,049,728	176,359
Deere & Co.	1,000,089	158,594
3M Co.	931,837	147,845
FedEx Corp.	709,590	102,635
Stanley Black & Decker Inc.	569,690	90,769
Eaton Corp. plc	897,613	84,797
PACCAR Inc.	738,120	54,776
Fluor Corp.	2,263,685	40,497
* Embraer SA ADR	1,662,054	27,989
		4,658,652
Information Technology (20.9%)
Microsoft Corp.	14,919,706	2,539,782
Apple Inc.	4,212,280	1,303,743
Taiwan Semiconductor Manufacturing Co. Ltd.	9,101,285	490,923
Visa Inc.	2,310,025	459,626
Samsung Electronics Co. Ltd.	9,860,900	456,885
Cisco Systems Inc.	9,795,915	450,318
Adobe Inc.	1,240,000	435,414

Analog Devices Inc.	2,999,358	329,180
Oracle Corp.	6,269,125	328,816
Texas Instruments Inc.	2,679,097	323,233
ANSYS Inc.	1,110,000	304,506
PayPal Holdings Inc.	2,270,000	258,530
*	Micron Technology Inc.	4,797,244	254,686
^	Microchip Technology Inc.	2,377,000	231,710
Corning Inc.	7,810,761	208,469
Accenture plc Class A	944,210	193,761
Hewlett Packard Enterprise Co.	13,174,241	183,517
Fidelity National Information Services Inc.	1,263,405	181,501
*	Palo Alto Networks Inc.	722,669	169,668
International Business Machines Corp.	963,965	138,551
Motorola Solutions Inc.	692,595	122,589
Skyworks Solutions Inc.	1,006,521	113,888
Telefonaktiebolaget LM Ericsson	13,555,580	106,547
PTC Inc.	1,207,836	100,395
TE Connectivity Ltd.	776,366	71,565
*	Teradata Corp.	1,042,423	25,373
9,783,176
Materials (1.8%)
Martin Marietta Materials Inc.	823,000	217,107
PPG Industries Inc.	1,777,741	213,045
Corteva Inc.	7,087,000	204,956
International Paper Co.	3,030,929	123,419
Vulcan Materials Co.	708,612	100,361
858,888
Other (1.5%)
SPDR S&P 500 ETF Trust	2,236,142	719,434

Real Estate (1.3%)
Prologis Inc.	3,389,474	314,814
Sun Communities Inc.	894,000	144,980
Equity LifeStyle Properties Inc.	1,932,000	140,553
600,347
Utilities (0.7%)
PPL Corp.	6,486,903	234,761
Southern Co.	1,602,410	112,810
347,571
Total Common Stocks (Cost $35,618,483)	45,335,990
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (3.4%)1
Money Market Fund (3.3%)
2,3 Vanguard Market Liquidity Fund	1.730%	15,909,132	1,591,231

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.566%	2/20/20	30,000	29,979
Total Temporary Cash Investments (Cost $1,621,072)	1,621,210

Total Investments (100.1%) (Cost $37,239,555)	46,957,200
Other Assets and Liabilities-Net (-0.1%)3	(62,471)
Net Assets (100%)	46,894,729

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,992,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $41,600,000 was received for securities on loan.
4 Securities with a value of $24,183,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	3,527	568,552	(9,949)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,047,202	1,288,788	—
Temporary Cash Investments	1,591,231	29,979	—
Futures Contracts—Liabilities[1]	(11,877)	—	—
Total	45,626,556	1,318,767	—
1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	October		Proceeds					January
	31, 2019		from	Realized	Change in		Capital Gain	31, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,799,860	NA1	NA1	116	30	6,791	—	1,591,231
Vanguard Value ETF	29,097	—	30,588	18,279	(16,788)	233	—	—
Total	1,828,957	—	30,588	18,395	(16,758)	7,024	—	1,591,231

1 Not applicable—purchases and sales are for temporary cash investment purposes.